Note 8 - Fair Value	12 Months Ended
Dec. 31, 2017
Fair Value
Fair Value Measurement

Fair value

Fair value of financial instrument

The fair value of financial instrument is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is therefore a market-based measurement and not specific to each entity.

All financial instruments, both assets and liabilities are initially recognized at fair value, which at that point is equivalent to the transaction price, unless there is evidence to the contrary in the market. Subsequently, depending on the type of financial instrument, it may continue to be recognized at amortized cost or fair value through adjustments in the consolidated income statement or equity.

When possible, the fair value is determined as the market price of a financial instrument. However, for many of the financial assets and liabilities of the Group, especially in the case of derivatives, there is no market price available, so its fair value is estimated on the basis of the price established in recent transactions involving similar instruments or, in the absence thereof, by using mathematical measurement models that are sufficiently tried and trusted by the international financial community. The estimates of the fair value derived from the use of such models take into consideration the specific features of the asset or liability to be measured and, in particular, the various types of risk associated with the asset or liability. However, the limitations inherent in the measurement models and possible inaccuracies in the assumptions and parameters required by these models may mean that the estimated fair value of an asset or liability does not exactly match the price for which the asset or liability could be exchanged or settled on the date of its measurement.

As part of the process established in the Group for determining the fair value in order to ensure that financial assets and liabilities are properly valued, BBVA has established, at a geographic level, a structure of New Product Committees responsible for validating and approving new products or types of financial assets and liabilities before being contracted. Local management responsible for valuation, which are independent from the business (see Note 7) are members of these committees.

These areas are required to ensure, prior to the approval stage, the existence of not only technical and human resources, but also adequate informational sources to measure the fair value of these financial assets and liabilities, in accordance with the rules established by the Global Valuation Area and using models that have been validated and approved by the Risk Analytics & Innovation Department that reports to Global Risk Management.

Additionally, for financial assets and liabilities that show significant uncertainty in inputs or model parameters used for valuation, criteria is established to measure said uncertainty and activity limits are set based on these. Finally, these measurements are compared, as much as possible, against other sources such as the measurements obtained by the business teams or those obtained by other market participants.

The process for determining the fair value requires the classification of the financial assets and liabilities according to the measurement processes used as set forth below:

  Level 1: Measurement using market observable quoted prices for the financial instrument in question, secured from independent sources and trading in active markets - according to the Group policies. This level includes, listed equity instruments, some debt securities, some derivatives and mutual funds.
  Level 2: Measurement that applies techniques using inputs drawn from observable market data.
  Level 3: Measurement using techniques where some of the material inputs are not derived from market observable data. As of December 31, 2017, the affected instruments accounted for approximately 0.13% of financial assets and 0.02% of the Group’s financial liabilities registered at fair value. Model selection and validation is undertaken by control areas outside the market area.

Below is a comparison of the carrying amount of the Group’s financial instruments in the accompanying consolidated balance sheets and their respective fair values

Fair Value and Carrying Amount (Millions of euros)
		2017		2016		2015
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	42,680	42,680	40,039	40,039	29,282	29,282
Financial assets held for trading	10	64,695	64,695	74,950	74,950	78,326	78,326
Financial assets designated at fair value through profit or loss	11	2,709	2,709	2,062	2,062	2,311	2,311
Available-for-sale financial assets	12	69,476	69,476	79,221	79,221	113,426	113,426
Loans and receivables	13	431,521	438,991	465,977	468,844	471,828	480,539
Held-to-maturity investments	14	13,754	13,865	17,696	17,619	-	-
Derivatives – Hedge accounting	15	2,485	2,485	2,833	2,833	3,538	3,538
LIABILITIES
Financial liabilities held for trading	10	46,182	46,182	54,675	54,675	55,202	55,202
Financial liabilities designated at fair value through profit or loss	11	2,222	2,222	2,338	2,338	2,649	2,649
Financial liabilities at amortized cost	22	543,713	544,604	589,210	594,190	606,113	613,247
Derivatives – Hedge accounting	15	2,880	2,880	2,347	2,347	2,726	2,726

Not all financial assets and liabilities are recorded at fair value, so below we provide the information on financial instruments recorded at fair value and subsequently the information of those recorded at cost (including their fair value), although this value is not used when accounting for these instruments

Fair value of financial instrument recognized at fair value, according to valuation criteria

The following table shows the financial instruments carried at fair value in the accompanying consolidated balance sheets, broken down by the measurement technique used to determine their fair value

Fair Value of financial Instruments by Levels
		2017			2016			2015
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	10	29,057	35,349	289	32,544	42,221	184	37,922	40,240	164
Loans and advances to customers		-	56	-	-	154	-	-	65	-
Debt securities		21,107	1,444	22	26,720	418	28	32,381	409	34
Equity instruments		6,688	33	80	4,570	9	96	4,336	106	93
Derivatives		1,262	33,815	187	1,254	41,640	60	1,205	39,661	36
Financial assets designated at fair value through profit or loss	11	2,061	648	-	2,062	-	-	2,246	2	62
Loans and advances to customers		-	648	-	-	-	-	-	-	-
Loans and advances to credit institutions		-	-	-	-	-	-	-	-	62
Debt securities		174	-	-	142	-	-	173	-	-
Equity instruments		1,888	-	-	1,920	-	-	2,074	2	-
Available-for-sale financial assets		57,381	11,082	544	62,125	15,894	637	97,113	15,477	236
Debt securities		54,850	10,948	454	58,372	15,779	429	92,963	15,260	86
Equity instruments		2,531	134	90	3,753	115	208	4,150	217	150
Hedging derivatives	15	-	2,483	2	41	2,792	-	59	3,478	-
LIABILITIES-
Financial liabilities held for trading	10	11,191	34,866	125	12,502	42,120	53	14,074	41,079	50
Derivatives		1,183	34,866	119	952	42,120	47	1,037	41,079	34
Short positions		10,008	-	6	11,550	-	6	13,038	-	16
Financial liabilities designated at fair value through profit or loss	11	-	2,222	-	-	2,338	-	-	2,649	-
Derivatives – Hedge accounting	15	274	2,606	-	94	2,189	64	-	2,594	132

The heading “Available-for-sale financial assets” in the accompanying consolidated balance sheets as of December 31, 2017, 2016 and 2015, additionally includes €469 million, €565 and €600 million for equity instruments, respectively, for financial assets accounted for at cost, as indicated in the section of this Note entitled “Financial instruments at cost”.

Financial instruments carried at fair value corresponding to the companies that belong to Banco Provincial Group in Venezuela whose balance is denominated in “bolivares fuertes” are classified under Level 3 in the above tables (see Note 2.2.20).

The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2017

Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	35,349	289
Loans and advances	56	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Current market interest rates
Debt securities	1,444	22	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active makets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	33	80	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Derivatives	33,815	187
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Other
Financial assets designated at fair value through profit or loss	648	-
Loans and advances	648	-	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Available-for-sale financial assets	11,082	544
Debt securities	10,948	454	Present-value method(Discounted future cash flows)Oberved prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	134	90	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	2,483	2
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations

Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	34,866	125
Derivatives	34,866	119
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows
Short positions	-	6	Present-value method(Discounted future cash flows)		- Correlation default- Credit spread- Recovery rates- Interest rate yield
Financial liabilities designated at fair value through profit or loss	2,222	-	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,606	-
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula		- Correlatio default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows

Quantitative information of unobservable inputs used to calculate Level 3 valuations is presented below as of December 31, 2017

Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units

Debt Securities	Net Present Value	Credit Spread	-	78.27	399.93	b.p.
		Recovery Rate	7.7%	32.7%	34.58%	%
	Comparable pricing		0%	82.15%	207.7%	%
Equity instruments	Net Asset Value
	Comparable pricing
Credit Option	Gaussian Copula	Correlation Default	35.19%	43.92%	57.82%	%
Corporate Bond Option	Black 76	Price Volatility	-	-	-	vegas
Equity OTC Option	Heston	Forward Volatility Skew	56.63	56.63	56.63	Vegas
	Local Volatility	Dividends
		Volatility	1.89	22.96	77.03	Vegas
FX OTC Options	Black Scholes/Local Vol	Volatility	0.78	7.67	15.47	Vegas
Interest Rate Option	Libor Market Model	Beta	0.25	9	18%
		Correlation Rate/Credit	-100	-	100%
		Credit Default Volatility	-	-	-	Vegas

The main techniques used for the assessment of the majority of the financial instruments classified in Level 3, and its main unobservable inputs, are described below:

1) The net present value (net present value method): This technique uses the future cash flows of each debt security, which are established in the different contracts, and discounted to their present value. This technique often includes many observable inputs, but may also include unobservable inputs, as described below:

  Credit Spread: This input represents the difference in yield of a debt security and the reference rate, reflecting the additional return that a market participant would require to take the credit risk of that debt security. Therefore, the credit spread of the debt security is part of the discount rate used to calculate the present value of the future cash flows.
  Recovery rate: This input represents the percentage of principal and interest recovered from a debt instrument that has defaulted.

2) Comparable prices (similar asset prices): This input represents the prices of comparable financial instruments and benchmarks used to calculate a reference yield based on relative movements from the entry price or current market levels. Further adjustments to account for differences that may exist between financial instrument being valued and the comparable financial instrument may be added. It can also be assumed that the price of the financial instrument is equivalent to the comparable instrument.

3) Net asset value: This input represents the total value of the financial assets and liabilities of a fund and is published by the fund manager thereof.

4) Gaussian copula: This model is used to integrate default probabilities of credit instruments referenced to more than one underlying CDS. The joint density function used to value the instrument is constructed by using a Gaussian copula that relates the marginal densities by a normal distribution, usually extracted from the correlation matrix of events approaching default by CDS issuers.

5) Black 76: variant of Black Scholes model, whose main application is the valuation of bond options, cap floors and swaptions where the behavior of the Forward and not the Spot itself, is directly modeled.

6) Black Scholes: The Black Scholes model postulates log-normal distribution for the prices of securities, so that the expected return under the risk neutral measure is the risk free interest rate. Under this assumption, the price of vanilla options can be obtained analytically, so that inverting the Black- Scholes formula, the implied volatility for process of the price can be calculated.

7) Heston: This model, typically applied to equity OTC options, assumes stochastic behavior of volatility. According to which, the volatility follows a process that reverts to a long-term level and is correlated with the underlying equity instrument. As opposed to local volatility models, in which the volatility evolves deterministically, the Heston model is more flexible, allowing it to be similar to that observed in the short term today.

8) Libor market model: This model assumes that the dynamics of the interest rate curve can be modeled based on the set of forward contracts that compose the underlying interest rate. The correlation matrix is parameterized on the assumption that the correlation between any two forward contracts decreases at a constant rate, beta, to the extent of the difference in their respective due dates. The input “Credit default volatility” is a volatility input of the credit factor dynamic. The multifactorial frame of this model makes it ideal for the valuation of instruments sensitive to the slope or curve, including interest rate option.

9) Local Volatility: In the local volatility models of the volatility, instead of being static, evolves over time according to the level of moneyness of the underlying, capturing the existence of smiles. These models are appropriate for pricing path dependent options when use Monte Carlo simulation technique is used

Adjustments to the valuation for risk of default

The credit valuation adjustments (“CVA”) and debit valuation adjustments (“DVA”) are a part of derivative instrument valuations, both financial assets and liabilities, to reflect the impact in the fair value of the credit risk of the counterparty and BBVA, respectively.

These adjustments are calculated by estimating Exposure At Default, Probability of Default and Loss Given Default, for all derivative products on any instrument at the legal entity level (all counterparties under a same ISDA / CMOF) in which BBVA has exposure.

As a general rule, the calculation of CVA is done through simulations of market and credit variables to calculate the expected positive exposure, given the Exposure at Default and multiplying the result by the Loss Given Default of the counterparty. Consequently, the DVA is calculated as the result of the expected negative exposure given the Exposure at Default and multiplying the result by the Loss Given Default of the counterparty. Both calculations are performed throughout the entire period of potential exposure.

The information needed to calculate the exposure at default and the loss given default come from the credit markets (Credit Default Swaps or iTraxx Indexes), where rating is available. For those cases where the rating is not available, BBVA implements a mapping process based on the sector, rating and geography to assign probabilities of both probability of default and loss given default, calibrated directly to market or with an adjustment market factor for the probability of default and the historical expected loss.

The amounts recognized in the consolidated balance sheet as of December 31, 2017 related to the valuation adjustments to the credit assessment of the derivative asset as “Credit Valuation Adjustments” (“CVA”) and the derivative liabilities as “Debit Valuation Adjustment” (DVA) were €-153 million and €138 million respectively. The impact recorded under “Gains or (-) losses on financial assets and liabilities held for trading, net” in the consolidated income statement as for the years ended 2017 and 2016 corresponding to the mentioned adjustments was a net impact of €-23 million and €46 million respectively. Additionally, as of December 31, 2017, €-10 million related to the “Funding Valuation Adjustments” (“FVA”) were recognized in the consolidated balance sheet

Financial assets and liabilities classified as Level 3

The changes in the balance of Level 3 financial assets and liabilities included in the accompanying consolidated balance sheets during 2017, 2016 and 2015, are as follows

Financial Assets Level 3: Changes in the Period (Millions of euros)
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	822	116	463	182	601	98
Group incorporations	-	-	-	-	148	-
Changes in fair value recognized in profit and loss (*)	(24)	(21)	33	(86)	124	(100)
Changes in fair value not recognized in profit and loss	(45)	-	(81)	(3)	27	(123)
Acquisitions, disposals and liquidations (**)	32	320	438	(25)	(510)	89
Net transfers to Level 3	106	(39)	16	-	145	-
Exchange differences and others	(55)	(250)	(47)	49	(71)	219
Balance at the end	835	125	822	116	463	182

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2017, 2016 and 2015. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities, net”.

(**) Of which, in 2017, the assets roll forward is comprised of €432 million of acquisitions, €348 millions of disposals and €51 millions of liquidations. The liabilities roll forward is comprised of €403 million of acquisitions and €83 millions of liquidations

As of December 31, 2017, the profit/loss on sales of financial instruments classified as Level 3 recognized in the accompanying consolidated income statement was not material

Transfers between levels

The Global Valuation Area, in collaboration with the Technology and Methodology Area, has established the rules for a proper financials instruments held for trading classification according to the fair value hierarchy defined by international accounting standards.

On a monthly basis, any new assets added to the portfolio are classified, according to this criterion, by the accounting subsidiary. Then, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

The financial instruments transferred between the different levels of measurement for the year ended December 31, 2017 are recorded at the following amounts in the accompanying consolidated balance sheets as of December 31, 2017

Transfer Between Levels. December 2017 (Millions of euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		14	1	38	7	-	-
Available-for-sale financial assets		101	50	130	25	-	-
Total		115	50	169	31	-	-

The amount of financial instruments that were transferred between levels of valuation for the year ended December 31, 2017 is not material relative to the total portfolios, and corresponds to the above changes in the classification between levels these financial instruments modified some of their features, specifically:

  Transfers between Levels 1 and 2 represents mainly debt securities, which are either no longer listed on an active market (transfer from Level 1 to 2) or have just started to be listed (transfer from Level 2 to 1).
  Transfers from Level 1 to Level 3 generally affect equity instruments, using variables not obtained from observable date in the market

Sensitivity Analysis

Sensitivity analysis is performed on financial instruments with significant unobservable inputs (financial instruments included in level 3), in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out on a monthly basis, based on the criteria defined by the Global Valuation Area taking into account the nature of the methods used for the assessment and the reliability and availability of inputs and proxies used. In order to establish, with a sufficient degree of certainty, the valuating risk that is incurred in such assets without applying diversification criteria between them.

As of December 31, 2017, the effect on profit for the period and total equity of changing the main unobservable inputs used for the measurement of Level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows

Financial Assets Level 3: Sensitivity Analysis (Millions of euros)
	Potential Impact on Consolidated Income Statement		Potential Impact on Total Equity
	Most Favorable Hypothesis	Least Favorable Hypothesis	Most Favorable Hypothesis	Least Favorable Hypothesis
ASSETS	7	(18)	-	-
Financial assets held for trading	-	(3)	-	-
Debt securities	4	(12)	-	-
Equity instruments	3	(3)	-	-
Derivatives	-	-	12	(20)
Available-for-sale financial assets	-	-	8	(8)
Debt securities	-	-	4	(12)
Financial liabilities held for trading	1	-	-	-
Total	7	(18)	12	(20)

Fair value of financial instruments carried at cost

The valuation technique used to calculate the fair value of financial assets and liabilities carried at cost are presented below:

  The fair value of "Cash and cash balances at central banks and other demand deposits" approximates their book value, as it is mainly short-term balances.
  The fair value of the "Loans and receivables", “Held-to-maturity unlisted investments” and "financial liabilities at amortized cost" was estimated using the method of discounted expected future cash flows using market interest rates at the end of each year. Additionally, factors such as credit spreads and prepayment rates are taken into account.

The following table presents the fair value of key financial instruments carried at amortized cost in the accompanying consolidated balance sheets as of December 31, 2017, 2016 and 2015, broken down according to the method of valuation used for the estimation

Fair Value of financial Instruments at amortized cost by Levels (Millions of euros)
		2017			2016			2015
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	41,969	-	711	39,373	-	666	28,961	-	322
Loans and receivables	13	-	9,475	429,517	-	10,991	457,853	-	7,681	472,858
Held-to-maturity investments	14	13,708	138	19	17,567	11	41	-	-	-
LIABILITIES
Financial liabilities at amortized cost	22	-	-	544,604	-	-	594,190	-	-	613,247

The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2017

Fair Value of financial Instruments by Levels. December 2017 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Main inputs used

ASSETS
Loans and receivables	9,475	429,517	Present-value method(Discounted future cash flows)
Central Banks	-	7,300	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	-	26,654	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	134	394,562	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Debt securities	9,341	999	Present-value method(Discounted future cash flows)	- Credit spread- Interest rate yield
Held-to-maturity investments	138	19
Debt securities	138	19	Present-value method(Discounted future cash flows)	- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	-	544,604
Central Banks	-	37,057	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	-	54,496	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to customers	-	381,947	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Debt securities	-	59,272	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Other financial liabilities	-	11,832	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield

Financial instruments at cost

As of December 31, 2017, 2016 and 2015 there were equity instruments and certain discretionary profit-sharing arrangements in some entities which were recognized at cost in the Group’s consolidated balance sheets because their fair value could not be reliably determined, as they were not traded in organized markets and reliable unobservable inputs are not available. On the above dates, the balances of these financial instruments recognized in the portfolio of available-for-sale financial assets amounted to €469 million, €565 million and €600, respectively.

The table below outlines such financial instruments carried at cost that were sold during the year ended December 31, 2017, 2016 and 2015

Sales of financial instruments carried at cost (Millions of euros)

	2017	2016	2015
Amount of Sale (A)	21	201	33
Carrying Amount at Sale Date (B)	15	58	22
Gains (Losses) (A-B)	6	142	11

Assets measured at fair value on a non-recurring basis

As indicated in Note 2.2.4, non-current assets held for sale are measured at the lower of their fair value less costs to sell and its carrying amount. As of December 31, 2017 nearly the entire book value of the non-current assets held for sale from foreclosures or recoveries approximate their fair value (see Note 20 and 21). The global valuation of the portfolio of assets has been carried out using a statistical methodology based on real estate and local macroeconomic variables

Valuation standards

The overall rating of the portfolio of assets has been carried out using a statistical methodology based on real estate and local macroeconomic variables.

The details of each property which has been based each of the assessments are specified in the data sheet valuation of each asset

Valuation Methodology

Overall valuation of real estate assets portfolio

The overall valuation of the portfolio of real estate assets was performed from the latest appraisal values available. This value was adjusted based on the following:

  Analysis of the property sales performed during the year and comparison of the cost to sell these properties to the appraisal values obtained most recently. From this analysis derived a conclusion by type of property and location.
  Individual valuation of a material sample of the entire portfolio considering type of properties. The results obtained from these valuations have been compared with the adjusted values of the above analysis, obtaining a second conclusion by type and location

Individual valuation of real estate assets sample

The basic methods used in the valuation were as follows:

  Comparative Market Method: the property under study is compared with others with similar characteristics which have been recently sold or are for sale on the market, making a comparative analysis, making adjustments due to factors that can cause differences, such as location, size, dimensions, shape, topography, access, urban classification, type of construction, age, storage, distribution, function, or design.
  Dynamic Residual Method (DRM): this is considered the most accurate method to conduct an appraisal of poorly developed or undeveloped land, where there is minimal planning (use and a gross floor area) or a more defined development planning, since in these cases the market is often not very transparent. It starts from the consideration that the development and sale of finished real estate product is conceived from the beginning as a business project, as such it involves a risk, taking place in a time frame in which an initial capital investment occurs generating income and expenses. As such business project, the goal is to maximize profits and therefore the principle of highest and best use.
  Yield Method (DCF): the value of assets is determined by the profits that they could generate in the future (projections) discounted at an appropriate rate of discount. This is an overall assessment, reflecting the economic potential and profitability.

To calculate the value, once the market conditions have been analyzed, the following factors are taken into consideration:

  Size, location, and type of property.
  Current condition of the property market, sales price trends and rental competition in the real estate market or industry risk, adjusted based on the statistical information of local real estate and macroeconomic variables.
  The fullest and best use of the asset, which must be legally allowed, physically possible, economically viable, and provide the maximum possible value, supported in economic terms. Analysis of the fullest and best use contemplates its current condition, whether free and available, based on the mentioned appraisals.
  Market Value of the property, considering this as vacant and available for use, analyzing factors such as location, size, physical characteristics, similar transactions and value adjustments proposed by the current economic conditions

Valuation Criteria

Real estate properties have been appraised individually considering a hypothetical stand-alone sale and not as part of a real estate portfolio type of sale.

The portfolio of Non-current assets and disposal groups classified as held for sale by type of asset and inventories as of December 31, 2017, 2016 and 2015 is provided below by hierarchy of fair value measurements

Fair Value at Non-current assets and disposal groups classified as held for sale and inventories by levels (Millions of euros)
	Notes	2017			2016			2015
		Level 2	Level 3	Total	Level 2	Level 3	Total	Level 2	Level 3	Total
Non-current assets and disposal groups classified as held for sale
Housing		3,085	226	3,310	2,059	301	2,360	2,192	98	2,291
Offices, warehouses and other		661	98	759	326	105	431	353	53	406
Land		855	130	984	-	150	150	12	236	248
TOTAL	21	4,600	454	5,054	2,385	556	2,941	2,557	388	2,945
Inventories
Housing		21	-	21	903	-	903	1,452	-	1,452
Offices, warehouses and other		27	-	27	620	-	620	647	-	647
Land		-	18	18	-	1,591	1,591	-	2,056	2,056
TOTAL	20	48	18	65	1,523	1,591	3,114	2,099	2,056	4,155

Since the amount classified in Level 3 is not significant compared to the total consolidated assets and that the inputs used in the valuation (DRM or DFC), are very diverse based on the type and geographic location (being the typical ones used in the valuation of real estate assets of this type), they have not been disclosed